Main Page (1)
	TYPE              13F-HR
	PERIOD            06/30/02
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION-CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Diana Gonzales
Title:	Corporate Secretary
Phone:	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     August 8, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		79

Form 13F Information Table Value Totals:		$148,590

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other  Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Advent Software              Common     007974108           8     300sh  sole        300  0       0
Affymetrix Inc.              Common     00826T108        1908   79550sh  sole      51750  0   27800
Allied Capital Corporation   Common     01903Q108        1660   73300sh  sole      47500  0   25800
Amsurg Corporation           Common     03232P405        2839  108100sh  sole      70200  0   37900
Aeroflex, Inc.               Common     007768104         766  110150sh  sole      71900  0   38250
Alliant Techsystems          Common     018804104        3196   50100sh  sole      32550  0   17550
ATMI, Inc.                   Common     00207R101         943   42150sh  sole      27350  0   14800
Activision Inc.              Common     004930202        2449   84275sh  sole      54675  0   29600
Benchmark Electronics        Common     08160H101          11     390sh  sole        390  0       0
Brown & Brown                Common     115236101        3144   99800sh  sole      64600  0   35200
Caci Incorporated            CL-A       127190304        2711   71000sh  sole      46300  0   24700
Cheesecake Factory           Common     163072101        1893   53350sh  sole      34800  0   18550
Celgene Corp.                Common     151020104        1876  122600sh  sole      80650  0   41950
Cephalon, Inc.               Common     156708109        2938   65000sh  sole      42300  0   22700
Christopher&BanksCorp.       Common     171046105        2736   64673sh  sole      42016  0   22657
Cumulus Media                CL-A       231082108        1319   95700sh  sole      62000  0   33700
Caremark RX                  Common     141705103          12     700sh  sole        700  0       0
Coach, Inc.                  Common     189754104        2844   51800sh  sole      33600  0   18200
Cirrus Logic                 Common     172755100         500   67800sh  sole      43800  0   24000
CV Therapeutics              Common     126667104           5     250sh  sole        250  0       0
Cymer                        Common     232572107        1657   47300sh  sole      30700  0   16600
Cytyc Corporation            Common     232946103        1034  135700sh  sole      88400  0   47300
Dianon Systems, Inc.         Common     252826102        1907   35700sh  sole      23200  0   12500
Duane Reade                  Common     263578106        2154   63250sh  sole      41250  0   22000
Electronic Boutique          Common     286045109          12     400sh  sole        400  0       0
Electro Scientific           Common     285229100        1584   65200sh  sole      44400  0   20800
Employee Solutions           Common     292166105           0     738sh  sole        477  0     261
Evergreen Resources, Inc.    Common     299900308        2898   68200sh  sole      44500  0   23700
Exar Corporation             Common     300645108        2410  122200sh  sole      79500  0   42700
FTI Consulting               Common     302941109        3487   99600sh  sole      64600  0   35000
First Horizon Pharm.         Common     32051K106        1196   57800sh  sole      37500  0   20300
Flir Systems                 Common     302445101        3481   82950sh  sole      54050  0   28900
Freds Inc.                   CL-A       356108100        3028   82325sh  sole      53525  0   28800
Genesis Microchip Inc.       Common     37184C103           2     200sh  sole        200  0       0
Gymboree                     Common     403777105        3017  188300sh  sole     122500  0   65800
Helix Technology Corp.       Common     423319102        1158   56200sh  sole      36600  0   19600
Hot Topic, Inc.              Common     441339108        3329  124650sh  sole      81000  0   43650
Heartland Express            Common     422347104        1788   74700sh  sole      48000  0   26700
IDEC Pharmaceuticals Corp.   Common     449370105           5     150sh  sole        150  0       0
Investors Financial Services Common     461915100        2811   83800sh  sole      54600  0   29200
JDA Software                 Common     46612K108        3829  135500sh  sole      88100  0   47400
J & J Snack Foods            Common     466032109        4035   89750sh  sole      58350  0   31400
King Pharmaceuticals         Common     495582108          13     566sh  sole        566  0       0
Krispy Kreme Doughnuts, Inc. Common     501014104        2804   87100sh  sole      56700  0   30400
Kronos, Inc.                 Common     501052104        2259   74100sh  sole      48200  0   25900
Landry's Seafood             Common     51508L103        2375   93100sh  sole      60400  0   32700
Lifepoint Hospitals, Inc.    Common     53219L109        3275   90200sh  sole      58600  0   31600
Myriad  Genetics             Common     62855J104           7     325sh  sole        325  0       0
Nanometrics                  Common     630077105        1880  118400sh  sole      77400  0   41000
Newport Corporation          Common     651824104        1651  105400sh  sole      68500  0   36900
NPS Pharmaceuticals          Common     62936P103           6     400sh  sole        400  0       0
O'Reilly Auto                Common     686091109          12     450sh  sole        450  0       0
OSI Pharmaceuticals          Common     671040103        1344   55300sh  sole      37800  0   17500
OSI Systems                  Common     671044105        2114  106600sh  sole      69200  0   37400
Pediatrix Medical Group      Common     705324101        2514  100550sh  sole      65450  0   35100
PEC Solutions                Common     705107100        2406  100600sh  sole      65500  0   35100
Petco Animal Supplies, Inc.  Common     716016209        2745  110200sh  sole      71400  0   38800
PF Changs China Bistro       Common     69333Y108        2576   82000sh  sole      53300  0   28700
Photon Dynamics              Common     719364101        1006   33550sh  sole      21750  0   11800
Photronics                   Common     719405102        2254  119000sh  sole      77200  0   41800
American Italian Pasta Co.   Common     027070101        2228   43700sh  sole      28300  0   15400
Panera Bread                 CL-A       69840W108        2992   86800sh  sole      56600  0   30200
Power Integration            Common     739276103        1678   92600sh  sole      60100  0   32500
Power Wave                   Common     739363109         785   85700sh  sole      55700  0   30000
Ryland Group                 Common     783764103        2726   54800sh  sole      35600  0   19200
Sterling Bancshares, Inc.    Common     858907108        2008  135975sh  sole      88825  0   47150
Scios, Inc.                  Common     808905103        3087  100850sh  sole      65650  0   35200
Secure Computing             Common     813705100         772  102200sh  sole      66300  0   35900
Stericycle Inc.              Common     858912108        4136  116800sh  sole      75400  0   41400
THQ Inc.                     Common     872443403        2050   68735sh  sole      44835  0   23900
Intrado, Inc.                Common     46117A100        1992  102900sh  sole      66700  0   36200
Trikon                       Common     896187408           5     600sh  sole        600  0       0
Veeco Instruments            Common     922417100        1516   65600sh  sole      42700  0   22900
Ventana Medical Systems      Common     92276H106           4     200sh  sole        200  0       0
Webex, Inc.                  Common     94767L109        2234  140475sh  sole      91175  0   49300
Wright Medical               Common     98235T107        3451  171200sh  sole     106700  0   64500
Williams-Sonoma              Common     969904101        3373  110000sh  sole      71400  0   38600
XTO Energy, Inc.             Common     98385X106        1897   92068sh  sole      59893  0   32175
Zoran Corporation            Common     98975F101        1835   80100sh  sole      51900  0   28200